Discontinued Operations; Note Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

The operating results for UGO, ECS Prepaid, Electronic Check Services and the Central State Legal Services have been presented in the accompanying consolidated statements of operations for the years ended December 31, 2020 and 2019 as discontinued operations and are summarized below:

	Years Ended December 31,
	2020	2019
Revenue	$8,291,842	$42,998,336
Cost of revenue	7,900,122	41,596,118
Gross Profit	391,720	1,402,218
Operating expenses	408,644	2,477,084
Loss from operations	(16,924)	(1,074,866)
Other income (expenses)	-	(3)
Net loss	$(16,924)	$(1,074,869)

The assets and liabilities of the discontinued operations at December 31, 2020 and 2019 are summarized below:

	December 31,	December 31,
	2020	2019

Current assets	$-	$89,123
Property and equipment	-	117,686
Total assets	$-	$206,809

Current liabilities	$-	$1,151,073
Total liabilities	$-	$1,151,073